Annual Total Returns - CLASS A	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FRANKLIN CORE PLUS BOND FUND
Prospectus [Line Items]
Annual Return [Percent]	3.28%	8.42%	(10.72%)	2.13%	3.48%	8.16%	(1.88%)	4.50%	7.98%	(4.26%)
FRANKLIN GROWTH OPPORTUNITIES FUND
Prospectus [Line Items]
Annual Return [Percent]	25.50%	39.80%	(37.05%)	17.51%	45.41%	33.73%	(0.95%)	28.67%	(2.94%)	5.80%
FRANKLIN SMALL CAP GROWTH FUND
Prospectus [Line Items]
Annual Return [Percent]	12.77%	30.65%	(30.43%)	(0.73%)	41.14%	32.96%	(2.65%)	20.93%	8.36%	(4.74%)
FRANKLIN SMALL-MID CAP GROWTH FUND
Prospectus [Line Items]
Annual Return [Percent]	11.36%	27.20%	(33.71%)	9.91%	55.96%	31.81%	(4.60%)	21.53%	4.33%	(1.98%)
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
Prospectus [Line Items]
Annual Return [Percent]	4.00%	18.40%	(12.66%)	(17.70%)	29.89%	34.84%	(15.72%)	18.80%	(17.16%)	5.50%
FRANKLIN NATURAL RESOURCES FUND
Prospectus [Line Items]
Annual Return [Percent]	1.25%	3.28%	30.47%	35.94%	(21.62%)	10.00%	(23.75%)	0.32%	34.56%	(27.85%)